Investment in associates (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) item	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Jun. 30, 2018
Investment in associates
Number of associates | item	1
Statement of financial position:
Non-current assets	₽ 19,360	₽ 14,562
including cash and cash equivalents	42,101	40,966
Carrying amount of investment in associates (45%) of net assets	1,118	812
Revenue and net income
Revenue	39,336	30,610	₽ 20,897
Cost of revenues	(16,160)	(10,953)	(7,704)
Other income and expenses, net	(91)	(181)	(41)
including personnel expenses	(7,765)	(7,748)	(4,286)
including depreciation and amortization	(1,324)	(864)	(796)
Net profit	₽ 4,887	3,626	₽ 3,142
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%			45.00%
Statement of financial position:
Non-current assets	₽ 1,199	149
Current assets	2,019	1,836
including cash and cash equivalents	995	1,326
Non-current financial liabilities	(337)
Current liabilities	(397)	(183)
including financial liabilities	(314)	(183)
Net assets	2,484	1,802
Carrying amount of investment in associates (45%) of net assets	1,118	812
Revenue and net income
Revenue	5,534	4
Cost of revenues	(289)	(3)
Other income and expenses, net	(4,565)	(85)
including personnel expenses	(2,147)	(1)
including depreciation and amortization	(129)	(1)
Net profit	680	(84)
Group's share (45%) of total net profit/(loss)	₽ 306	₽ (38)